SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2025
Stockholders' Equity Attributable to Parent [Abstract]
SHAREHOLDERS' EQUITY
NOTE 7:-	SHAREHOLDERS' EQUITY

a.	Dividend:

On April 8, 2025 the Company declared a cash dividend in the amount of $0.19 per share and $1.3 million in the aggregate. The dividend was paid on April 29, 2025, to all of the Company's shareholders of record as of April 22, 2025.

b.	Share Option Plan:

The Company’s 2018 Share Incentive Plan (the "Plan") authorizes the grant of options to purchase shares and restricted shares units (“RSUs”) to officers, employees, directors and consultants of the Company and its subsidiaries. Awards granted under the Plan to participants in various jurisdictions may be subject to specific terms and conditions for such grants as may be approved by the Company’s board from time to time.

Each option granted under the Plan is exercisable for a period of ten years from the date of the grant of the option or the expiration dates of the option plan. The options primarily vest gradually over four years of employment.

As of June 30, 2025 options to purchase 374,475 ordinary shares were outstanding under the Plan, exercisable at an average exercise price of $8.21 per share. The share-based compensation expense related to employees' equity-based awards, recognized during the six months ended June 30, 2025 and 2024 was $270 and $286, respectively.

A summary of employee option activity under the Plan as of June 30, 2025 and changes during the six months period ended June 30, 2025 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2025	369,809	8.30	7.8	992
Exercised	(1,584)	5.12	-	-
Forfeited	(13,750)	8.50
Granted	20,000	10.07	-	-

Outstanding at June 30, 2025	374,475	8.21	89	939

Exercisable at June 30, 2025	203,661	6.63	77	834

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing share price on the last trading day of the second quarter of fiscal 2025 and the exercise price, multiplied by the number of in-the-money options). This amount changes based on the fair market value of the Company's shares. As of June 30, 2025, there was approximately $1,132 of unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's share option plan. This cost is expected to be recognized over a period of up to 4 years.